STOCKHOLDERS' EQUITY (Details) (USD $)	0 Months Ended									3 Months Ended		12 Months Ended					0 Months Ended		12 Months Ended			0 Months Ended		12 Months Ended	0 Months Ended			6 Months Ended	12 Months Ended	0 Months Ended	1 Months Ended	0 Months Ended
	Mar. 28, 2014	Dec. 23, 2013 item	Dec. 24, 2013	Oct. 10, 2013	Sep. 10, 2013	Apr. 05, 2013	Dec. 21, 2012	Aug. 17, 2012	Apr. 30, 2012	Mar. 31, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Mar. 27, 2014	Aug. 31, 2012	Dec. 31, 2011	Dec. 30, 2013 Affiliate of CMG	Dec. 05, 2012 Nathaniel Bradley	Dec. 31, 2013 Common Stock	Dec. 31, 2012 Common Stock	Dec. 31, 2011 Common Stock	Nov. 25, 2013 Common Stock Affiliate of a director	Nov. 16, 2013 Warrants	Dec. 31, 2013 Warrants	Sep. 30, 2013 Maximum	May 10, 2013 Maximum Warrants	Mar. 19, 2013 Maximum Warrants	Jun. 30, 2013 Maximum Warrants	Dec. 31, 2013 Maximum Warrants	Apr. 30, 2012 Empire Technologies, LLC	Apr. 30, 2012 Empire Technologies, LLC	Mar. 25, 2013 AudioEye Acquisition Corporation	Mar. 22, 2013 AudioEye Acquisition Corporation	Aug. 15, 2012 AudioEye Acquisition Corporation	Feb. 06, 2013 Secured Promissory Note
STOCKHOLDERS' EQUITY
Common Stock, shares authorized								100,000,000		250,000,000		250,000,000	100,000,000	250,000,000		4,000,000
Common Stock, par value (in dollars per share)								$ 0.00001		$ 0.00001		$ 0.00001	$ 0.00001			$ 0.00001
Forward split conversion ratio								11.78299032
Common Stock, shares issued	49,496							30,005,185		55,399,839		53,239,369	35,192,045
Acquisition of AEAC - merger of entities under common control													$ 3,123,136
Accounts paid by AEAC													20,000
Stock option expense													11,309
Common Stock, shares outstanding										55,399,839		53,239,369	35,192,045						53,239,369	35,192,045	30,005,185
Stockholders' Equity
Debt converted into common stock (as a percent)																		100.00%
Conversion price (in dollars per share)															$ 0.25
Amount of debt converted into common stock													1,296,715							52
Membership interest sold (as a percent)																														50.00%
Consideration paid to LVS for purchase of remaining ownership in Empire																															10
Non-controlling interest																														14,701	14,701
Ownership interest (as a percent)									100.00%																						100.00%
Total payments on debt																																			200,000
Payment of accrued interest																																			16,339
Repayment of debt																																		700,000	183,661
Principal amount of debt converted to common shares																								199,000								1,400,200	1,400,200		241,359
Number of common shares issued for conversion of debt							5,186,860																									5,871,752	5,871,752		1,998,402
Common shares issued for conversion of debt, percentage of total common shares outstanding																																			5.67856%
Accrued interest of debt converted to common shares																																67,732	67,732
Common stock issued for services						200,000				100,000									200,000
Value of shares issued for services						50,000						50,000	20,000						2
Units sold to accredited investors (in shares)		10,088,336	10,088,336								1,092,000	1,142,000
Units sold to accredited investors, number of common shares		10,088,336									1,092,000
Amount of the Private Placement																						25,000
Proceeds from sale of units to accredited investors		3,026,500	2,750,092								496,000
Private placement cost		276,408									39,100
Number of units sold to accredited investors of accounts payable forgiven											100,000
Accounts payable forgiven from the sale of units to accredited investors											50,000
Number of common shares consisted in each unit sold to accredited investor			1								1	1
Term of warrants issued to accredited investor		5 years	3 years								3 years	3 years										3 years
Number of common shares that can be purchased against each warrant issued to accredited investor			1								1	1										1
Exercise price of units (in dollars per share)		$ 0.40	$ 0.40								$ 0.50	$ 0.50										$ 0.50
Purchase price of units (in dollars per share)			$ 0.30								$ 0.50	$ 0.50										$ 0.50
Warrants to purchase shares			10,888,336									1,142,000
Private Placement shares sold																						50,000
Number of common stock shares included in each unit sold																						1
Number of accredited investors		15
Units sold to accredited investors, number of warrants		10,088,336
Units sold to accredited investors, number of warrants for common stock issued to the placement agent in connection with their services		952,564
Accrued salary converted amount																								25,000
Principal and accrued salary converted to common stock shares																								746,677
Principal and accrued salary converted to warrants																								746,677
Payable forgiven																	50,000
Common shares for the exercise of options	100,000			42,250	142,500														184,750
Proceeds from exercise of options				10,562	37,188
Issuance of warrants (in shares)												405,000											1,300,000		293,915	41,872	3,652,672	99,166	405,000
Issuance of warrants (in shares)												4,054,753
Accrued salary converted to warrants												1,022,751
Issuance of warrants (in shares)												41,872
Accounts payable converted to warrants												51,000
Warrants. Options and PSU issued for services												$ 1,191,128